Trading Activities - Schedule of Trading Gains and Losses by Market Sector, on Derivative Instruments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Derivative [Line Items]
Trading Results	$ (8,663,403)	$ (1,474,902)	$ 20,704,997
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Commodity [Member]
Derivative [Line Items]
Trading Results	(6,068,586)	(1,071,073)	11,295,753
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Equity [Member]
Derivative [Line Items]
Trading Results	(2,859,526)	(2,848,607)	(3,990,077)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Currencies [Member]
Derivative [Line Items]
Trading Results	(701,495)	2,577,114	4,185,603
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Interest Rates [Member]
Derivative [Line Items]
Trading Results	966,204	(132,336)	9,213,718
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Derivative [Line Items]
Trading Results	(1,116,946)	6,239,846	21,773,211
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member]
Derivative [Line Items]
Trading Results	(3,763,856)	5,162,412	3,173,650
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Equity [Member]
Derivative [Line Items]
Trading Results	1,904,910	(769,729)	3,873,373
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Currencies [Member]
Derivative [Line Items]
Trading Results	(409,677)	1,503,142	(6,217,792)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Interest Rates [Member]
Derivative [Line Items]
Trading Results	$ 1,151,677	$ 344,021	$ 20,943,980